Other Income - Summary of Other Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other operating income [abstract]
Account management service fees	¥ 1,253,760	¥ 716,001	¥ 435,854
Penalty fee income	212,328	129,317	61,737
Others	50,954	33,550	9,945
Other income	¥ 1,517,042	¥ 878,868	¥ 507,536